State Street My2027 Municipal Bond ETF Investment Strategy - State Street My2027 Municipal Bond ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	The Fund's Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) invests at least 80% of the Fund's net assets (plus borrowings for investment purposes) in investments the income of which is exempt from regular federal income tax. Any change to this fundamental 80% investment policy will require shareholder approval. The Fund primarily invests in municipal bonds maturing in the year 2027, which may include bonds with embedded issuer call options falling within that year. The Fund may also invest in municipal bonds with maturity dates within six months prior to or after the Fund's target maturity year. An embedded issuer call option means that the bond's issuer has the right to redeem a bond prior to its designated maturity date. The Fund is part of the MyIncome suite of target maturity bond ETFs and is designed to terminate on or about December 15, 2027, at which point the Fund will distribute its remaining net assets to shareholders pursuant to a plan of liquidation. The Fund does not seek to distribute any predetermined amount at maturity. The Fund primarily invests in U.S. dollar denominated municipal bonds issued by U.S. states, the District of Columbia, or local governments or agencies, the interest of which is exempt from U.S. federal income taxes and the federal alternative minimum tax. The bonds are primarily rated investment grade at the time of purchase, which is defined as bonds rated BBB- or higher by S&P Global Ratings and/or Fitch Ratings Inc., Baa3 or higher by Moody's Investors Service, Inc., or equivalent ratings by another registered nationally recognized statistical rating organization (“NRSRO”), or, if unrated by an NRSRO, of comparable quality as determined by the Adviser. The Fund may invest up to 10% of its net assets in municipal bonds rated below investment grade at the time of purchase (commonly known as “junk” bonds). The Fund may use derivative instruments (primarily futures contracts, interest rate and credit default swaps, and options on treasury futures) to manage yield, interest rate exposure (also known as duration), weighted average maturity, and exposure to credit quality. In the Fund's target maturity year, proceeds from municipal bonds maturing prior to the Fund's liquidation date may be reinvested in cash and cash equivalents, including, but not limited to, shares of money market funds (including money market funds advised by the Adviser). The Fund seeks to remain fully invested in municipal bonds to the extent possible; however, leading up to the Fund's target maturity date, the Fund's cash and cash equivalents holdings may increase and the Fund's investments the income of which is exempt from federal income tax may be less than 80% of the Fund's net assets. The Adviser actively manages the Fund using a risk-aware, top-down approach combined with bottom-up security selection to construct a portfolio that seeks to overweight the most attractive sectors and issuers. The Adviser develops long-term structural and intermediate-term cyclical views by analyzing macroeconomic factors, financial conditions, as well as consumer, industry, and sector trends. Individual securities are then identified for investment through rigorous fundamental research, including financial analysis of the applicable cash flows, capital structure, industry, and issuer-specific fundamentals. The Adviser's analysis also includes an assessment of relative value and liquidity trends, which are supported by the performance of similar instruments through economic and market cycles. The Adviser may consider selling a security when one of the selection characteristics no longer applies, when the Adviser believes that the valuation has become excessive, or when more attractive alternatives are identified. The Fund may engage in active and frequent trading of its portfolio securities. The Fund should not be confused with a target date fund, which has assets that are managed according to a particular investment strategy that converts fund assets to conservative investments over time.